STOCK OPTION RESERVE (Details Narrative) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 29, 2023 shares	Jul. 27, 2022 $ / shares shares	Jun. 08, 2022 $ / shares shares	Mar. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Equity incentive plan increased shares	2,880,992			879,180
Percentage of ordinary shares outstanding				5.00%
Common stock capital share reserved for future issuance					2,880,992		2,880,992
Reserved for awards previously granted shares					2,342,160		2,342,160
Shares remained available for future awards							538,832
Number of shares available for awards				746,120
Number of shares available for granted				87,600
Number of shares available for grants				651,020
Number of shares available for option granted				7,500
Share based compensation expense | $					$ 0.7	$ 1.2	$ 2.2	$ 3.6
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding					7,500		7,500		7,500
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding									738,620
Non Executive Board [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased				14,600
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Exercisable price | $ / shares				$ 2.92
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense | $							$ 1.8
Executive [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted			50,000
Exercisable price | $ / shares			$ 11.00
Board Of Directors [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted		15,900
Exercisable price | $ / shares		$ 10.06